UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Kensico Capital Management Corp.

Address:  200 Park Avenue - Suite 3300
          New York, New York 10017


13F File Number: 028-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lowenstein & Thomas J. Coleman
Title:  Co-Presidents
Phone:  (212) 808-3560


Signature, Place and Date of Signing:


/s/ Michael Lowenstein               NY, NY                      4/23/02
----------------------             -------------                 -------
     [Signature]                   [City, State]                   [Date]

/s/ Thomas J. Coleman                NY,  NY                     4/23/02
---------------------               ------------                 -------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total: $262,599
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


                                                              FORM  13F INFORMATION TABLE
                                                             Kensico Capital Management Corp.
                                                                         Form 13F
                                                                       March 31, 2002

COLUMN 1                               COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7     COLUMN 8

                                                                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                       TITLE OF CLASS  CUSIP     (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE SHARED  NONE

***MOORE CORP LTD                    Common Stock   615785102      17,571  1350605   SH           Sole           1350605
02MICR INTERNATIONAL LTD             Common Stock   G6797E106       3,494   200000   SH           Sole            200000
ABIOMED INC                          Common Stock   3654100           367    33100   SH           Sole             33100
ADVANCEPCS                           Common Stock   00790K109       8,200   272500   SH           Sole            272500
AMERICAN MED SYS HLDGS ING           Common Stock   02744M108         236    10480   SH           Sole             10480
BIOSITE INC                          Common Stock   90945106        1,566    63280   SH           Sole             63280
BROOKLINE BANCORP INC                Common Stock   113739106         420    24600   SH           Sole             24600
CALL CALPINE CORP JUL 10             Option-Call    1313472GB          38      104      CALL      Sole               104
CALPINE CORP                         Common Stock   131347106       4,445   350000   SH           Sole            350000
CENTEX CORP                          Common Stock   152312104      14,727   283600   SH           Sole            283600
CIRCUIT CITY STORES INC              Common Stock   172737306       6,465   250000   SH           Sole            250000
CITIZENS COMMUNICATIONS CO           Common Stock   17453B101       6,174   574300   SH           Sole            574300
ECHOSTAR COMMUNICATIONS CORP         Common Stock   278762109      17,454   616300   SH           Sole            616300
ENDOCARE INC                         Common Stock   29264P104       9,855   500000   SH           Sole            500000
ENTERASYS NETWORKS INC               Common Stock   293637104       2,327   550000   SH           Sole            550000
ERIE INDEMNITY CO-CL A               Common Stock   29530P102       8,954   220108   SH           Sole            220108
FMC TECHNOLOGIES INC                 Common Stock   30249U101       1,614    81000   SH           Sole             81000
GETTY REALTY CORP NEW                Common Stock   374297109       4,790   254800   SH           Sole            254800
H & R BLOCK INC                      Common Stock   93671105       28,926   650760   SH           Sole            650760
HANOVER COMPRESSOR CO                Common Stock   410768105       3,598   200000   SH           Sole            200000
INTERGRAPH CORP                      Common Stock   458683109      64,479  3661480   SH           Sole           3661480
INTERNATIONAL SPEEDWAY CORP          Common Stock   460335201       7,742   169400   SH           Sole            169400
MASSEY ENERGY CORP                   Common Stock   576206106       6,709   397011   SH           Sole            397011
MED DIVERSIFIED INC                  Common Stock   58401N102         161   168990   SH           Sole            168990
NATIONAL HEALTH INVESTORS INC        Common Stock   63633D104       2,218   151900   SH           Sole            151900
NEOFORMA INC                         Common Stock   640475505       6,732   342770   SH           Sole            342770
PACTIV CORP                          Common Stock   695257105       8,232   411193   SH           Sole            411193
PAYPAL INC                           Common Stock   704508100       1,905   100000   SH           Sole            100000
PEABODY ENERGY CORPORATION           Common Stock   704549104       6,563   226700   SH           Sole            226700
POLYCOM INC                          Common Stock   73172K104         516    20990   SH           Sole             20990
PRG SCHULTZ INTERNATIONAL INC        Common Stock   69357C107       1,486   105800   SH           Sole            105800
PUT HANOVER COMP APR 15              Option-Put     4107682PC           4      140       PUT      Sole               140
PUT HANOVER COMP JUN 15              Option-Put     4107682RC          50      500       PUT      Sole               500
SEITEL INC NEW                       Common Stock   816074306         356    38920   SH           Sole             38920
SYNCOR INTERNATIONAL CORP-DEL        Common Stock   87157J106         571    20970   SH           Sole             20970
TETRA TECH INC NEW                   Common Stock   88162G103         200    13970   SH           Sole             13970
UNITED AUTO GROUP INC                Common Stock   909440109         789    35000   SH           Sole             35000
WADDELL & REED FINANCIAL INC         Common Stock   930059100       7,068   231900   SH           Sole            231900
WATERS CORP                          Common Stock   941848103       1,399    50000   SH           Sole             50000
WEIGHT WATCHERS INTL INC NEW         Common Stock   948626106       4,197   109700   SH           Sole            109700
                                                         Total:   262,599
                                                        (x $1,000)
                                                        --------------------------
                                                        ==========================

02294.0001 #319150